Business Changes and Developments - Goodwill Associated with Acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Balance at beginning of period	$ 166,461	$ 218,232
Acquisitions		5,476
Impairment of Goodwill		(28,500)
Deconsolidation of Atalanta Sosnoff		(27,274)
Foreign Currency Translation and Other	(5,500)	(1,473)
Balance at end of period	160,961	166,461
Goodwill, Gross	189,461	194,961
Goodwill, Impaired, Accumulated Impairment Loss	28,500
Investment Banking [Member]
Goodwill [Roll Forward]
Balance at beginning of period	115,276	114,007
Acquisitions		5,476
Impairment of Goodwill		0
Deconsolidation of Atalanta Sosnoff		0
Foreign Currency Translation and Other	(787)	(4,207)
Balance at end of period	114,489	115,276
Investment Management [Member]
Goodwill [Roll Forward]
Balance at beginning of period	51,185	104,225
Acquisitions		0
Impairment of Goodwill		(28,500)
Deconsolidation of Atalanta Sosnoff		(27,274)
Foreign Currency Translation and Other	(4,713)	2,734
Balance at end of period	$ 46,472	$ 51,185